BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

As of December 31, 2023 and June 30, 2024, the bank borrowings were for working capital and capital expenditure purposes.

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Current portion:
Short-term bank borrowings
Bank of Jiaxing (1)	$2,726,197	$2,662,649
Long-term bank borrowings, current portion
Bank of Jiaxing (1)	596,335	925,070
Subtotal	$3,322,532	$3,587,719
Non-current portion:
Long-term bank borrowings
Bank of Jiaxing (1)e	$2,429,465	$2,028,822
Subtotal	$2,429,465	$2,028,822
Total	$5,751,997	$5,616,541

(1)

During the six months ended June 30, 2023 and 2024, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$4,239,550 and US$4,026,313 as of December 31, 2023 and June 30, 2024, respectively.

The interest expenses were US$104,287 and US$137,496 for the six months ended June 30, 2023 and 2024, respectively. The weighted average interest rates of bank borrowings outstanding were 4.6% and 4.3% per annum as of December 31, 2023 and June 30, 2024, respectively. The maturity dates of the bank borrowings were from December 2023 to December 2027.

As of December 31, 2022 and 2023, the bank borrowings were for working capital and capital expenditure purposes.

	As of December 31,
	2022	2023

Current portion:
Short-term bank borrowings
Bank of Jiaxing (1)	$1,348,373	$2,726,197
Long-term bank borrowings, current portion
Bank of Jiaxing (1)	289,973	596,335
Subtotal	$1,638,346	$3,322,532

Non-current portion:
Long-term bank borrowings
Bank of Jiaxing (1)	$2,282,645	$2,429,465
Subtotal	$2,282,645	$2,429,465

Total	$3,920,991	$5,751,997

(1)	During the years ended December 31, 2022 and 2023, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were jointly secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment and real estate properties for lease. The net asset value of property, plant and equipment and real estate properties for lease pledged were US$4,522,250 and US$4,239,550 as of December 31, 2022 and 2023, respectively.

The interest expenses were US$211,117 and US$214,627 for the years ended December 31, 2022 and 2023, respectively. The weighted average interest rates of bank borrowings outstanding were 4.4% and 4.6% per annum as of December 31, 2022 and 2023, respectively. The maturity dates of the bank borrowings were from April 2024 to December 2027.

SCHEDULE OF LONG TERM BORROWINGS

As of June 30, 2024 the Company’s long-term bank borrowings will be due according to the following schedule:

Amount
For the fiscal years ended December 31,	(Unaudited)
Remainder of 2024	$581,058
2025	688,023
2026	894,430
2027 and thereafter	790,381
Total long-term bank borrowings	$2,953,892

As of December 31, 2023, the Company’s long-term bank borrowings will be due according to the following schedule:

For the fiscal years ended December 31,	Amount
2024	$596,335
2025	704,444
2026	915,777
2027	809,244
2028 and thereafter	-
Total long-term bank borrowings	$3,025,800